Annual Fund Operating Expenses (Vanguard High Dividend Yield Index Fund Participant)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.18%